OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Lease	$ 102,946
Non-lease	328,737
Total revenues	431,683	$ 336,442
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	19,404
Non-lease	0
Total revenues	19,404	15,452
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	83,058
Non-lease	312,387
Total revenues	395,445	308,710
Finance lease interest income
Disaggregation of Revenue [Line Items]
Lease	484
Non-lease	0
Total revenues	484	701
Other income
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	16,350
Total revenues	$ 16,350	$ 11,579